Deposits (Tables)	12 Months Ended
Oct. 31, 2025
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Summary of Deposits and Components

$ millions, as at October 31	Payable on demand (3)	Payable after notice (4)	Payable on a fixed date (5)(6)	2025 Total	2024 Total
Personal	$15,185	$145,592	$97,362	$258,139	$252,894
Business and government (7)	109,376	128,092	219,816	457,284	435,499
Bank	17,649	337	8,737	26,723	20,009
Secured borrowings (8)	–	–	65,978	65,978	56,455
Total deposits	$142,210	$274,021	$391,893	$808,124	$764,857
Comprises:
Held at amortized cost				$764,401	$725,849
Designated at fair value				43,723	39,008
Total deposits				$808,124	$764,857
Deposits include: (9)
Non-interest-bearing deposits
Canada				$91,074	$84,460
U.S.				12,894	12,927
Other international				5,963	5,691
Interest-bearing deposits
Canada				549,270	526,186
U.S.				107,607	101,141
Other international				41,316	34,452
Total deposits				$808,124	$764,857

(1)	Includes deposits of $298.3 billion (2024: $288.4 billion) denominated in U.S. dollars and deposits of $70 billion (2024: $52.9 billion) denominated in other foreign currencies.
(2)	Net of purchased notes of $0.5 billion (2024: $0.6 billion).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $67.0 billion (2024: $61.1 billion) of deposits which are subject to the bank recapitalization (bail-in) conversion regulations issued by the Department of Finance Canada. These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)
Includes $17.3 billion (2024: $15.5 billion) of structured note liabilities that were sold upon issuance to third-party financial intermediaries, who may resell the notes to retail investors in foreign jurisdictions.

(8)	Comprises liabilities issued by or as a result of activities associated with the securitization of residential mortgages, Covered Bond Programme, and consolidated securitization vehicles.
(9)	Classification is based on geographical location of the CIBC office.